Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.78%
Alabama–1.52%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$ 3,500	$ 3,656,156
Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,529,623
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,491,972
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	40	39,326
Series 2016, RB	5.50%	06/01/2030	2,000	1,898,655
Black Belt Energy Gas District (The);
Series 2023 A, RB(c)	5.25%	10/01/2030	5,000	5,292,804
Series 2023 B, RB(c)	5.25%	12/01/2030	3,000	3,224,603
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,007
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,177,502
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,461,846
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	2,000	2,132,929
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	4.50%	05/01/2032	2,720	2,511,692
				29,427,115
Arizona–2.08%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,486,325
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	3,043	2,781,803
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(d)	5.00%	07/01/2039	1,000	966,710
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(d)	5.00%	07/01/2037	630	616,887
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2038	1,810	1,834,051
Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,033,872
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,042,449
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,203,439
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(d)	4.00%	10/15/2047	2,000	1,697,441
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB	5.00%	07/01/2037	315	325,194
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	4.00%	07/01/2041	1,275	1,036,074
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,092,709
Navajo (Nation of); Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	725	749,916
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	255,702
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB(e)	5.00%	11/15/2024	1,270	1,144,226
Series 2014, Ref. RB(e)	5.25%	11/15/2029	2,105	1,781,152
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,006,189
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	5.75%	07/01/2024	225	225,771
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.38%	06/15/2035	1,360	1,376,021
Series 2021, RB(d)	4.00%	06/15/2041	740	603,355
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	90	91,111
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	35	34,688
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.00%	07/01/2033	2,245	2,150,539
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	5,863,309
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(d)	5.50%	10/01/2027	1,245	1,084,899
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	$ 20	$ 20,011
Verrado Community Facilities District No. 1; Series 2013 A, Ref. GO Bonds(d)	5.00%	07/15/2023	825	824,897
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,046,560
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,015,105
				40,390,405
Arkansas–0.20%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,512,496
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2024	1,345	1,373,833
				3,886,329
California–9.73%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	188,596
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	341,332
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	325,866
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	352,623
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	336,262
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	335,572
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	107,509
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(c)(f)	5.00%	09/01/2023	1,000	1,003,893
California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	9,762,341
Series 2022, GO Bonds	5.00%	09/01/2039	3,000	3,409,571
California (State of) (Bid Group B); Series 2020, GO Bonds	5.00%	11/01/2036	10,000	11,289,959
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,399,390
California (State of) County Tobacco Securitization Agency;
Series 2014, Ref. RB	4.00%	06/01/2029	205	205,213
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	422,570
Series 2020 A, Ref. RB	5.00%	06/01/2033	600	657,769
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,287,198
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(d)	5.00%	07/01/2040	1,000	966,516
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	1,887	1,872,960
Series 2019 A-2, RB	4.00%	03/20/2033	12,571	12,143,726
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	4,840	4,497,266
California (State of) Housing Finance Agency (Social Certificates); Series 2023 1, RB	4.38%	09/20/2036	5,000	4,944,489
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	853,466
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	5,235,200
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	270	270,271
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,051,033
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2022, RB	2.75%	11/15/2027	525	474,447
California (State of) Pollution Control Financing Authority; Series 2012, RB(a)(d)	5.00%	07/01/2027	5,590	5,630,867
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	2,140	2,055,553
Series 2021, RB(d)	2.38%	11/15/2028	1,050	1,001,884
Series 2021, RB(d)	3.13%	05/15/2029	4,140	3,874,397
Series 2021, RB(d)	5.00%	11/15/2036	1,160	1,128,967
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,109,067
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,032,090
California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2038	2,125	2,153,802
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	230	230,149
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB(d)	4.13%	07/01/2024	$ 270	$ 269,707
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(d)	5.00%	11/01/2032	1,135	1,157,445
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,378,461
Series 2018 A, RB(d)	5.25%	12/01/2038	1,000	1,010,968
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,293,267
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,564,820
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. RB(f)	5.00%	09/01/2023	1,000	1,004,142
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	75	75,416
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	495,681
Golden State Tobacco Securitization Corp.;
Series 2005 A, RB(f)(g)	0.00%	06/01/2028	55	47,695
Series 2017 A-1, Ref. RB(f)	5.00%	06/01/2027	4,000	4,344,448
Series 2018 A-1, Ref. RB(c)(f)	5.00%	06/01/2028	4,000	4,448,686
Imperial (County of), CA Local Transportation Authority;
Series 2022 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	3,500	3,753,742
Series 2022 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,845	1,978,687
Series 2022 C, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,015	1,088,624
Series 2022 D, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	2,650	2,841,915
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	930,339
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	1,002,724
Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2023	500	501,692
Jurupa Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2041	6,085	6,068,232
Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,184,965
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,407,140
Los Angeles (City of), CA Department of Airports; Series 2020 C, RB(a)	5.00%	05/15/2039	1,160	1,227,896
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,197,876
Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,130,075
Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,235,288
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,181,979
Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,673,608
M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	3,500	4,210,640
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	3,390	3,073,797
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,750	2,667,074
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,040,052
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,207,978
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	1,775,842
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	517,990
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,403
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	401,614
Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB	5.00%	09/01/2028	500	501,803
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,433,059
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	521,299
San Diego (County of), CA Regional Airport Authority; Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,845,005
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,072,281
Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,429,323
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	$ 750	$ 757,183
Series 2013 B, RB	5.00%	08/01/2027	405	408,902
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016); Series 2019 B1, GO Bonds	4.00%	08/01/2037	5,000	5,133,258
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,200,331
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB(c)(f)	5.00%	09/01/2023	990	993,854
Series 2013, RB(c)(f)	5.13%	09/01/2023	1,150	1,154,826
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,140,723
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,004,253
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,065,663
				188,499,485
Colorado–2.55%
Arkansas River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	2,731,336
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,374,583
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	384,573
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,050	1,026,502
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2040	1,325	1,259,688
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2029	4,000	3,933,419
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	525	469,839
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	1,125	997,970
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	200	200,642
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,330,198
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	4,587,934
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(d)	5.00%	12/01/2025	375	342,309
Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	750	604,179
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	656	618,072
Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2028	1,510	1,607,802
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,086,511
Series 2018 A-2, RB(g)	0.00%	08/01/2030	800	609,533
Series 2018 A-2, RB(g)	0.00%	08/01/2031	1,000	728,540
Series 2022 A, RB(a)	5.00%	11/15/2034	8,750	9,629,749
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,609,800
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	5,000	5,002,264
Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2038	2,500	2,221,724
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	981,433
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	180	168,746
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	480,935
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(d)(g)	0.00%	12/01/2025	250	201,813
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	728,116
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	142,199
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	168,458
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	252,908
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	274,689
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	279,740
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	310,806
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	108,411
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	887,697
				49,343,118
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–1.32%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	$ 3,000	$ 3,230,227
Series 2018, RB	5.00%	01/01/2030	5,000	5,442,607
Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,594,909
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2030	285	286,150
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2031	540	540,859
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2033	600	600,021
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	2,685	2,580,086
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,070,724
Series 2017 A, RB	5.00%	01/15/2030	5,000	5,326,286
				25,671,869
District of Columbia–1.37%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,549,977
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,299,968
Series 2019 A, Ref. RB(a)	5.00%	10/01/2031	5,000	5,357,057
Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,539,619
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,946,239
Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,703,792
Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,554,629
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(g)	0.00%	10/01/2037	5,000	2,584,140
Series 2010 A, RB (INS - AGM)(b)(g)	0.00%	10/01/2037	40	21,099
				26,556,520
Florida–6.89%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,720	6,697,968
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,670,071
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	565,472
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,016,239
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	12,986,444
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2040	4,860	4,420,554
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB(e)	4.50%	07/01/2038	500	40,000
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2032	2,645	2,342,630
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(d)	5.00%	10/15/2037	510	488,774
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,215,000)(d)(e)(h)	7.25%	05/15/2026	948	104,333
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,700,056
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,217,656
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(d)	7.38%	01/01/2049	10,000	9,657,526
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	1,265	1,274,817
Series 2020 C, Ref. RB(d)	4.00%	09/15/2030	470	430,232
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	240	235,574
Greater Orlando Aviation Authority;
Series 2019 A, RB(a)	5.00%	10/01/2032	7,025	7,557,689
Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,360,085
Greater Orlando Aviation Authority (Jetblue Airway); Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,499,948
Greater Orlando Aviation Authority (Jetblue Airways Corp.); Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,242,712
Halifax Hospital Medical Center; Series 2015, Ref. RB(c)(f)	5.00%	06/01/2025	325	335,828
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	5.25%	04/03/2028	2,500	875,000
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	1,485	1,495,251
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.00%	07/15/2028	485	473,749
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL; Series 2021 B, RB(a)	5.00%	10/01/2035	$ 5,000	$ 5,414,184
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.38%	12/01/2032	1,000	814,364
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,074,979
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,220,816
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,341,332
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	1,944,249
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	15,000	15,141,403
Series 2021, RB	4.00%	10/01/2042	3,000	2,937,127
Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,261,508
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2039	3,500	3,461,147
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2040	3,000	2,924,241
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2041	2,385	2,309,525
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,028,989
Miami-Dade (County of), FL Expressway Authority; Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,686,715
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2043	5,000	5,452,868
Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	85	86,487
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	372,508
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	317,638
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	525,311
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	3,538,566
Series 2020 B, RB	4.00%	11/15/2041	250	208,397
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,150	963,239
Series 2021 B-2, RB	1.45%	01/01/2027	560	492,856
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2041	3,030	1,296,073
Series 2020 A, RB(g)	0.00%	09/01/2049	3,795	1,030,314
				133,533,444
Georgia–1.30%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,500,894
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,594,604
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,011
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	913,989
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,424,094
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	830	784,483
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,963,985
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	525	445,509
Series 2021, RB	4.00%	01/01/2036	1,100	1,015,624
Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,287,365
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	890,442
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	437,904
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	473,097
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2046	1,295	1,236,585
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	15	15,022
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(f)	5.00%	04/01/2024	730	738,005
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.75%	06/15/2037	1,540	1,557,053
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Main Street Natural Gas, Inc.;
Series 2022 B, RB(c)	5.00%	06/01/2029	$ 5,000	$ 5,219,272
Series 2022 C, RB(d)	4.00%	11/01/2027	3,810	3,681,021
				25,193,959
Guam–0.26%
Guam (Territory of);
Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,022,083
Series 2021 F, Ref. RB	5.00%	01/01/2029	1,000	1,038,303
				5,060,386
Hawaii–0.76%
Hawaii (State of) Department of Budget & Finance; Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,385,960
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,251,166
Honolulu (City & County of), HI;
Series 2015 A, RB(i)	5.00%	07/01/2031	6,000	6,197,120
Series 2023, RB(c)	5.00%	06/01/2026	5,750	5,958,123
				14,792,369
Idaho–0.11%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,083,972
Illinois–10.17%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	1,275	1,268,553
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,577,364
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,806,035
Series 2004, RB	5.00%	11/01/2028	3,000	3,124,560
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,527,067
Series 2008, Ref. RB(c)(f)	5.00%	01/01/2025	2,450	2,514,399
Series 2008, Ref. RB	5.00%	01/01/2029	50	50,779
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,103,343
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,659,645
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,122,443
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,221,610
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	9,000	9,705,281
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	823	823,142
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,087,901
Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,070,885
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,044,585
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,044,338
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,087,762
Series 2020 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2037	2,250	2,266,381
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,061,998
Series 2017, RB	5.75%	04/01/2035	1,000	1,065,016
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,572,364
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,058,541
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,322,825
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,023,064
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,580
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,251,573
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2015 C, GO Bonds(i)	5.00%	12/01/2027	7,000	7,140,461
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,000,787
Series 2013 A, Ref. RB(a)	5.38%	01/01/2033	6,500	6,504,036
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,001,230
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,133,412
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	502,054
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds(c)(f)	5.50%	07/10/2023	$ 2,295	$ 2,299,654
Series 2013, GO Bonds(c)(f)	5.50%	07/10/2023	2,500	2,505,070
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,204,303
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,087,120
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,185,442
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,128,138
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	9,057,697
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,497,331
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,000,578
Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,015,423
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,368,467
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,681,114
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,447,793
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,582
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,092,643
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,311,791
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(c)(f)	5.00%	09/01/2024	1,000	1,020,185
Series 2014 A, RB(c)(f)	5.00%	09/01/2024	1,250	1,275,232
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(d)	4.50%	08/01/2033	1,275	1,258,560
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,043	602,897
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(f)	6.25%	08/15/2023	1,505	1,511,885
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	100	99,993
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,602,502
Illinois (State of) Finance Authority (The University of Chicago); Series 2021 A, Ref. RB	5.00%	10/01/2036	1,600	1,913,795
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	750	802,596
Series 2020, RB	5.00%	10/01/2031	750	792,689
Series 2020, RB	5.00%	10/01/2032	750	791,990
Series 2020, RB	5.00%	10/01/2033	750	790,880
Series 2020, RB	5.00%	10/01/2034	750	791,250
Series 2020, RB	5.00%	10/01/2035	750	786,104
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,089,539
Series 2002 A, Ref. RB (INS - NATL)(b)	5.70%	06/15/2023	1,295	1,295,583
Series 2002, RB (INS - AGM)(b)(g)	0.00%	12/15/2029	2,550	1,985,960
Series 2002, RB (INS - NATL)(b)(g)	0.00%	12/15/2032	13,490	9,093,071
Series 2002, RB (INS - NATL)(b)(g)	0.00%	12/15/2034	5,000	3,078,608
Illinois (State of) Regional Transportation Authority;
Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,018,317
Series 2018 B, RB(i)	5.00%	06/01/2031	3,800	4,180,400
Series 2018 B, RB(i)	5.00%	06/01/2032	3,995	4,387,943
Illinois (State of) Sports Facilities Authority;
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,183,301
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,050,296
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,261,681
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2038	2,000	2,001,899
Series 2021 A, RB	4.00%	01/01/2046	5,000	4,818,160
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	761,834
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	214	213,369
Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2028	2,000	2,101,975
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,067,236
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,065,534
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,191,562
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	2,000	2,009,285
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	$ 2,000	$ 2,029,517
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,548,114
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(f)	5.00%	02/01/2028	205	223,781
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	895	981,366
				197,036,049
Indiana–1.44%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	570	509,746
Indiana (State of) Finance Authority (CWA Authority); Series 2021, Ref. RB	4.00%	10/01/2039	5,075	5,018,663
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	201,937
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	10,000	9,838,886
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	5,315	5,270,565
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	984,181
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(d)	4.75%	11/01/2030	575	498,107
Series 2020 A, RB(d)	5.25%	11/01/2040	4,560	3,571,226
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2028	1,250	1,308,980
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	610	523,745
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	105	105,845
				27,831,881
Iowa–1.11%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,775,473
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	4.00%	12/01/2032	5,350	5,262,788
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	2,197,909
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	4.00%	08/15/2023	1,200	1,200,772
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	114,620
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	5.00%	06/01/2028	2,100	2,260,222
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,635	5,754,761
				21,566,545
Kansas–0.58%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	600	599,338
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(f)	5.00%	07/01/2023	1,140	1,141,357
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,211,545
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,328,910
Manhattan (City of), KS (Meadowlark Hills);
Series 2021 A, Ref. RB	4.00%	06/01/2036	1,000	825,222
Series 2021 A, Ref. RB	4.00%	06/01/2046	1,150	820,032
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	345,000
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,058,688
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,231,519
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,713,329
				11,274,940
Kentucky–1.91%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	396,603
Series 2019, Ref. RB	5.00%	02/01/2031	460	483,388
Series 2019, Ref. RB	5.00%	02/01/2032	450	472,106
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,022,602
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(j)	4.96%	02/01/2025	1,430	1,432,061
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	$ 2,000	$ 1,684,010
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,512,516
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,028,300
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,461,876
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,835,521
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,023,918
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,658,747
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,289,864
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	5,000	5,186,786
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,057,714
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	1,000	1,034,795
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	109,131
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	108,398
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	108,388
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	108,000
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	1,998,440
Series 2019 C, RB(c)	4.00%	02/01/2028	5,000	4,958,598
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,543,389
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,408,435
				36,923,586
Louisiana–1.27%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(f)	5.00%	06/01/2025	1,405	1,451,812
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/03/2028	250	212,500
Series 2017, Ref. RB	5.00%	07/02/2029	400	340,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	425,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,633,971
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,273,436
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	1,771,180
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	1,831,997
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	107,928
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	234,338
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	153,708
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	105,789
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	382,781
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	217,537
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	146,336
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	107,928
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,903,211
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	978,334
Series 2017, Ref. RB(c)	4.05%	07/01/2026	1,750	1,738,946
Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,881,643
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	$ 800	$ 796,884
Series 2015, Ref. RB	5.25%	11/15/2029	2,800	2,757,849
Series 2015, Ref. RB	5.25%	11/15/2037	2,330	2,169,000
				24,622,108
Maryland–0.79%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,100,886
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,275,157
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	2,667,743
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	1,965,667
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.13%	02/15/2034	1,000	947,170
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	96,631
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	5.00%	06/01/2028	250	263,395
Series 2021, Ref. RB	5.00%	06/01/2030	350	375,327
Series 2021, Ref. RB	5.00%	06/01/2032	400	431,035
Series 2021, Ref. RB	4.00%	06/01/2034	350	347,543
Series 2021, Ref. RB	4.00%	06/01/2036	450	436,131
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(d)	4.00%	07/01/2024	855	844,095
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	1,500	1,514,048
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	1,000	921,392
Series 2020, RB	4.00%	09/01/2040	2,500	2,186,853
				15,373,073
Massachusetts–1.81%
Massachusetts (Commonwealth of);
Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	3,000	3,506,887
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,014,372
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	551,926
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,585,767
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,190,455
Series 2021 G, Ref. RB	5.00%	07/01/2038	300	314,840
Series 2021 G, Ref. RB	5.00%	07/01/2039	350	365,442
Series 2021 G, Ref. RB	4.00%	07/01/2046	1,000	873,324
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(d)	5.00%	07/01/2041	2,050	1,723,706
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,637,414
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2037	1,500	1,431,911
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,114,736
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,112,069
Massachusetts (Commonwealth of) Development Finance Agency (SpringField College); Series 2021 B, Ref. RB	4.00%	06/01/2035	2,000	1,889,129
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,034,213
Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,689,723
Series 2018 B, RB	4.00%	02/15/2041	1,685	1,668,343
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	313,334
				35,017,591
Michigan–2.06%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	85	84,762
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	$ 700	$ 708,744
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,022,021
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	805	766,973
Series 2019, Ref. RB	5.00%	05/15/2042	2,010	1,727,159
Series 2020, RB	2.88%	05/15/2026	1,520	1,433,118
Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2019, Ref. RB	5.00%	11/15/2032	2,100	2,068,890
Series 2022, Ref. RB	4.00%	11/15/2031	1,000	915,525
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(f)	5.00%	10/15/2025	615	641,288
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,597,557
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	570	579,259
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,013,764
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,014,614
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,068,821
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	770,531
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,077,568
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,566,589
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(c)(f)	5.00%	05/15/2025	245	252,688
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(d)	5.00%	07/01/2031	1,530	1,208,446
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(c)	4.00%	10/01/2026	1,230	1,220,862
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,763,775
Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	1,893,183
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,501,352
				39,897,489
Minnesota–0.33%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	335	269,913
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	307,700
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	202,861
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	520,550
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,659,045
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,759,801
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB(c)(d)(e)	6.00%	07/01/2027	1,250	125,000
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	70	69,886
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	4.00%	12/01/2023	300	298,298
Series 2014, RB	4.00%	12/01/2024	175	172,086
Series 2014, RB	5.00%	12/01/2029	1,000	979,928
				6,365,068
Mississippi–0.22%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,066,966
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,074,035
Mississippi (State of) Hospital Equipment & Facilities Authority (North Mississippi Health Services);
Series 2020, Ref. RB	5.00%	10/01/2035	600	634,314
Series 2020, Ref. RB	5.00%	10/01/2036	650	681,451
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,390	875,375
				4,332,141
Missouri–1.09%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	10	9,378
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	$ 3,000	$ 3,043,670
Series 2017, Ref. RB	5.00%	03/01/2029	100	102,357
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,976,932
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,003,716
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,061,645
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	10	9,704
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	2,470,055
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	986,806
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,281,394
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,102,436
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,010,475
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,539,444
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	656,705
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(d)	4.00%	10/01/2028	145	133,544
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	339,320
Series 2012, RB	5.00%	09/01/2032	1,490	1,445,883
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,014,859
				21,188,323
Nebraska–0.27%
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,197,282
Nevada–0.27%
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	130	132,042
Series 2015, RB	5.00%	08/01/2029	1,180	1,191,615
Series 2015, RB	5.00%	08/01/2031	1,295	1,305,231
Series 2015, RB	5.00%	08/01/2032	315	317,743
Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	10	10,107
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	235	228,076
Series 2020, RB	4.00%	12/01/2030	240	228,940
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	1,945	1,803,335
				5,217,089
New Hampshire–0.60%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	6,659	6,403,107
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	1,025	794,414
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	281,811
New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,285,705
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,984	1,847,685
				11,612,722
New Jersey–5.93%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	266,497
Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,023,817
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(f)	5.00%	12/01/2024	1,295	1,302,722
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,201,866
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.00%	06/15/2025	$ 2,000	$ 2,058,558
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	5,371,739
Series 2020, Ref. RB(a)(c)	3.75%	06/01/2028	2,500	2,490,680
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.13%	09/15/2023	1,770	1,770,877
Series 2012, RB(a)	5.75%	09/15/2027	13,725	13,759,289
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.20%	10/01/2044	200	200,864
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	102	108,794
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	435	427,822
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,000	990,193
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	247,781
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	970,439
Series 2021, RB	4.00%	06/15/2038	1,000	981,223
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,401,869
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,148,809
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,006,224
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2014, RB	5.00%	06/15/2026	1,000	1,014,118
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	385,695
Series 2017 F, RB	5.00%	07/01/2033	415	402,520
Series 2017 F, RB	5.00%	07/01/2035	1,000	947,789
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,266,770
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,054,227
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,303,617
Series 2021 B, RB(a)	2.50%	12/01/2040	2,000	1,660,092
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AMBAC)(b)(g)	0.00%	12/15/2026	3,500	3,089,101
Series 2008 A, RB(g)	0.00%	12/15/2028	255	209,126
Series 2009 C, RB	5.25%	06/15/2032	250	257,000
Series 2010 D, RB	5.25%	12/15/2023	1,500	1,511,362
Series 2013 AA, RB(c)(f)	5.25%	07/03/2023	710	710,498
Series 2013 AA, RB (INS - BAM)(b)	5.25%	06/15/2033	2,000	2,002,526
Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,000,790
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,422,944
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,369,400
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,501,237
Series 2018 A, RN(i)(k)	5.00%	06/15/2029	4,500	4,705,709
Series 2018 A, RN(i)(k)	5.00%	06/15/2030	2,000	2,089,088
Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,546,008
Series 2020 AA, RB	4.00%	06/15/2037	2,000	1,985,876
Series 2021 A, Ref. RB	4.00%	06/15/2034	1,485	1,521,408
Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,398,513
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,009,912
Series 2022 A, RB	4.00%	06/15/2040	3,215	3,086,426
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(a)(f)	5.00%	12/01/2023	945	945,304
South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	508,076
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 B, Ref. RB	3.20%	06/01/2027	$ 10	$ 10,000
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,677,661
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,311,844
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,335,952
				114,970,652
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	683,488
Series 2019 A, RB	5.00%	05/15/2039	500	442,061
				1,125,549
New York–11.31%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,515,315
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(d)	5.00%	10/01/2038	500	375,000
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(d)	5.25%	12/31/2033	1,500	1,377,436
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(d)	4.50%	01/01/2025	635	636,892
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	306,572
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	911,694
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,060,629
Series 2018, RB	5.00%	09/01/2029	1,000	1,105,717
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	40	40,006
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,216,790
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,922,210
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,577,426
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-2, Ref. RB	5.00%	11/15/2024	1,360	1,383,083
Series 2017 C-2, Ref. RB(g)	0.00%	11/15/2029	1,000	776,772
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,640	1,462,105
Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,005,342
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	452	444,422
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	358,054
New York & New Jersey (States of) Port Authority;
Series 2014, RB(a)	4.00%	09/01/2034	10,000	10,031,960
Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,994,522
Two Hundred and Seven Series 2018, Ref. RB(a)	5.00%	09/15/2028	9,000	9,552,201
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,116,939
Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,644,376
New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,028,486
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	5,009,887
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	4,973,820
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	5,487,186
Series 2021 B-1, RB	4.00%	08/01/2036	8,000	8,228,593
Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,439,704
Series 2021, Ref. RB	4.00%	11/01/2036	2,825	2,897,661
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	2,055	2,114,759
Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,588,223
New York (State of) Dormitory Authority (Bidding Group 2); Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	5,141,215
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,957,191
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,904,925
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,188,457
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(d)	5.00%	12/01/2024	$ 300	$ 299,995
Series 2017, Ref. RB(d)	5.00%	12/01/2033	2,000	2,010,981
Series 2017, Ref. RB(d)	5.00%	12/01/2034	1,000	1,003,473
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(l)	5.00%	11/01/2026	30	30,403
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2037	1,490	1,506,768
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	9,918,079
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2022 A, RB	2.70%	08/01/2037	2,150	1,780,839
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,136,625
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	289,798
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	279,563
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	481,199
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,660	3,003,079
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	7,025,790
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,615	1,665,716
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,009,684
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	1,500	1,501,851
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,534,599
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,345,364
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,201,124
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,181,699
Series 2018, RB(a)	5.00%	01/01/2036	960	978,652
Series 2020, RB(a)	4.00%	10/01/2030	3,000	2,986,670
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,078,063
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	943,460
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,072,283
Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,335,387
Series 2020, Ref. RB	5.00%	12/01/2033	1,600	1,756,265
Series 2022, RB(a)	5.00%	12/01/2026	1,000	1,031,430
Series 2022, RB(a)	5.00%	12/01/2028	2,145	2,262,090
Series 2022, RB(a)	5.00%	12/01/2029	3,000	3,189,134
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	461,431
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	1,355	1,377,379
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,084,459
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,559,828
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,036,980
Westchester County Local Development Corp.; Series 2014 A, RB	5.00%	05/01/2034	5,000	5,014,573
				219,150,283
North Carolina–1.59%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2035	1,000	1,064,887
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,461,846
New Hanover (County of), NC (New Hanover Regional Medical Center); Series 2017, Ref. RB(c)(f)	5.00%	10/01/2027	1,000	1,086,167
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,708,800
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,223,670
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,354,130
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,420,080
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	1,902,967
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	$ 275	$ 256,562
Series 2021, RB	4.00%	03/01/2030	285	262,364
Series 2021, RB	4.00%	03/01/2031	290	264,553
Series 2021, RB	4.00%	03/01/2036	900	757,553
Series 2021, RB	4.00%	03/01/2041	1,050	810,015
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2020, RB	2.88%	10/01/2026	610	569,768
North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,367,891
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,038,285
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,181,646
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,328,163
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(g)	0.00%	01/01/2044	5,000	1,939,385
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2031	1,750	1,895,651
				30,894,383
North Dakota–0.16%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	385	376,213
Series 2016, RB	5.10%	04/15/2036	2,815	2,696,901
				3,073,114
Ohio–2.60%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,017,245
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	7,965,484
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,100,604
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(d)	5.75%	01/01/2024	180	179,302
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,017,424
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation); Series 2018, Ref. RB	5.00%	12/01/2033	2,460	2,488,260
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	3,835	3,831,670
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	3,250	3,343,878
Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,636,429
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	690	676,310
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	1,991,199
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,555,341
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,239,935
Ohio (State of); Series 2020 A, Ref. RB	5.00%	01/15/2033	600	649,785
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(d)	5.00%	12/01/2023	1,460	1,452,054
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,325,614
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	7,823,813
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(d)	3.75%	01/15/2028	4,760	4,655,096
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	343,597
				50,293,040
Oklahoma–0.62%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	2,814,035
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	948,986
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(e)	4.75%	11/01/2023	852	2,129
Tulsa (City of), OK Airports Improvement Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,250,902
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,025,435
				12,041,487
Oregon–1.10%
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	253,808
Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	4.00%	08/15/2039	1,100	1,042,258
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	$ 295	$ 293,703
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,270,030
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	7,465	7,221,431
Portland (Port of), OR;
Series 2017, RB(a)	5.00%	07/01/2036	4,000	4,133,109
Series 2022 28, RB(a)	5.00%	07/01/2027	2,785	2,914,011
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2040	4,415	2,084,433
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 B-1, RB	2.50%	11/15/2028	2,000	1,659,512
Series 2021 B-2, RB	2.13%	11/15/2027	500	448,992
				21,321,287
Pennsylvania–5.68%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,114,822
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,009,270
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,537,700
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(d)	5.00%	05/01/2033	3,795	3,842,623
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	935,167
Series 2015 A, Ref. RB	5.25%	12/01/2045	1,400	1,210,901
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	385,335
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,275
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,275
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(g)	0.00%	10/01/2036	1,300	713,926
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	5,913,862
Series 2018, RB	5.00%	06/01/2033	4,000	4,279,558
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(f)	5.00%	07/01/2025	160	162,785
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	943,248
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	936,953
Series 2018, Ref. RB	5.00%	12/01/2033	750	687,819
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,525,269
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,009,222
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	515,641
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	3,744,155
Series 2019, Ref. RB	5.00%	09/01/2031	545	587,913
Pennsylvania (Commonwealth of);
First Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,548,397
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	326,572
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	409,403
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	464,826
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,088,473
Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,671,554
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,533,152
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,297,476
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,164,184
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	$ 3,000	$ 3,156,259
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	126,048
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2031	4,075	4,372,002
Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,093,789
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	260,964
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,024,053
Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,198,196
Series 2019 A, RB	5.00%	12/01/2033	1,240	1,379,440
Series 2021 A, RB	3.00%	12/01/2042	6,500	4,914,214
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,486,087
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,723,322
Pennsylvania Higher Education Assistance Agency (Senior Bonds); Series 2023 A, RB(a)	4.00%	06/01/2044	5,800	5,557,090
Philadelphia (City of), PA;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,027,835
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,026,157
Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	4,932,071
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,050,190
Series 2017, RB	5.00%	12/01/2037	1,310	1,364,506
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,442,177
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	939,001
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	917,702
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,123,607
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	4.00%	12/01/2047	2,000	1,747,876
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	3,599,976
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	3,594,635
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,367,360
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,465,442
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	768,982
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	553,587
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	31,908
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	26,457
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	119,341
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	97,531
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	224,791
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	494,118
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	529,251
				109,991,721
Puerto Rico–3.71%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	745	745,031
Series 2002, RB	5.63%	05/15/2043	4,215	4,238,921
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2024	$ 462	$ 440,472
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	8,100	4,758,543
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	3,230	3,233,152
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	6,456	6,596,025
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,509,438
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,419	1,505,472
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	6,378	6,881,862
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	5,802,759
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,052,455
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	877,570
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,148,308
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,426	1,152,832
Subseries 2022, RN	0.00%	11/01/2043	6,163	3,012,253
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(d)	5.00%	07/01/2033	4,365	4,402,357
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB(e)	5.50%	07/01/2038	3,500	2,515,625
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 C, RB(m)	5.00%	07/01/2053	80	48,800
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	465,494
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,340	1,321,806
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	20,432	15,662,487
Series 2018 A-1, RB(g)	0.00%	07/01/2046	17,000	4,594,230
				71,965,892
Rhode Island–1.06%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	315	315,609
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,402,877
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	918,993
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,103,111
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,687,261
Series 2015 A, Ref. RB	5.00%	06/01/2040	4,000	4,025,832
				20,453,683
South Carolina–0.23%
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,041,331
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,250	1,195,876
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	201,805
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	977,752
				4,416,764
South Dakota–0.03%
Educational Enhancement Funding Corp.; Series 2013 B, RB(c)(f)	5.00%	06/01/2023	550	550,000
Tennessee–1.33%
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,510,735
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB(c)(f)	5.00%	07/01/2023	3,000	3,003,202
Series 2018 A, Ref. RB(c)(f)	5.00%	07/01/2023	370	370,395
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	2,638,875
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	500,262
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	4.50%	06/01/2028	650	652,120
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,125,250
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	$ 1,000	$ 1,048,527
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,066,909
New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(g)	0.00%	04/01/2036	1,200	683,840
Series 2021, RB(g)	0.00%	04/01/2037	1,375	734,679
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,254,453
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	640,799
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	750	640,031
Tennergy Corp.; Series 2022 A, RB(c)	5.50%	12/01/2030	3,300	3,481,392
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,222,939
Series 2006 C, RB	5.00%	02/01/2027	150	149,350
Series 2018, RB(c)	4.00%	11/01/2025	2,000	1,991,771
				25,715,529
Texas–6.62%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,530,613
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	120	116,279
Series 2017 A, RB	5.00%	08/15/2038	115	108,440
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	70	69,737
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,003,293
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,067,822
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,222,780
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2013, RB	6.00%	08/15/2033	1,250	1,256,150
Series 2022 A, RB	4.00%	08/15/2033	535	530,811
Series 2022 A, RB	4.00%	08/15/2034	555	547,276
Series 2022 A, RB	4.00%	08/15/2035	410	399,817
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	495,755
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,001,311
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,072,714
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,008,088
Dallas (City of), TX Area Rapid Transit; Series 2016 B, Ref. RB	4.00%	12/01/2038	5,250	5,262,027
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2028	1,000	999,999
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	149,942
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	265,297
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	989,564
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	1,515	1,642,977
Grand Parkway Transportation Corp.; Series 2020 C, Ref. RB	4.00%	10/01/2036	250	252,533
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,133,160
Gulf Coast Authority (Waste Management of Texas); Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,537,145
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,019,202
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	1,090	995,773
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,466,973
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	4,000	4,017,020
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	$ 2,465	$ 2,465,896
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	504,469
Series 2021 A, RB(a)	4.00%	07/01/2041	4,500	3,929,395
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(a)	5.00%	07/15/2027	3,350	3,380,465
Series 2021 B-1, RB(a)	4.00%	07/15/2041	4,000	3,491,894
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	257,699
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB (Acquired 08/27/2014; Cost $217,124)(e)(h)	5.00%	02/15/2024	81	2,440
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	5,000	4,846,706
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,293,741
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,214,597
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(c)(f)	5.00%	04/01/2026	670	701,846
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2036	2,000	1,729,389
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,079,413
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,184,259
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	1,865,197
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	320	307,738
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,023,120
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,106,726
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(f)	5.00%	04/01/2024	620	627,358
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,433,997
Series 2014, RB	5.50%	01/01/2035	1,400	1,261,922
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(d)	4.63%	08/15/2025	485	486,025
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2046	5,000	5,008,848
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	758,953
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(d)	2.13%	01/01/2028	575	487,100
Series 2021, RB(a)(d)	2.25%	01/01/2029	800	658,137
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,865,171
San Antonio (City of), TX; Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,554,535
Tarrant County Cultural Education Facilities Finance Corp.; Series 2014, Ref. RB	5.00%	10/01/2049	5,125	4,893,949
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	195	185,799
Series 2020, Ref. RB	4.00%	11/15/2027	3,100	2,919,639
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	5,000	5,034,373
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2034	1,400	837,024
Series 2019, RB(g)	0.00%	08/01/2035	2,050	1,152,978
Series 2019, RB(g)	0.00%	08/01/2036	1,500	789,808
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	5,000	2,680,772
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,056,438
Series 2015 C, Ref. RB	5.00%	08/15/2042	1,235	1,240,209
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,820	3,970,368
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	3,250	3,372,442
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	5.00%	12/31/2030	$ 3,000	$ 3,175,675
Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,057,335
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	665	692,482
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,046,532
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	958,196
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	520,758
				128,274,311
Utah–0.78%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	2,000	1,669,863
Mida Mountain Village Public Infrastructure District (Assessment Area No. 2);
Series 2021, RB(d)	4.00%	08/01/2025	1,205	1,165,283
Series 2021, RB(d)	4.00%	08/01/2027	1,000	955,951
Series 2021, RB(d)	4.00%	08/01/2030	1,000	929,450
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	423,921
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	805,332
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,451,340
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,707,459
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,055,449
				15,164,048
Vermont–0.21%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,015,405
University of Vermont and State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,418,095
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,592,715
				4,026,215
Virginia–0.72%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	700	679,304
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	997,907
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(a)	5.00%	07/01/2033	3,235	3,446,482
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	12/31/2042	2,000	2,053,631
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,845,058
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(a)	5.00%	01/01/2035	4,105	4,350,405
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	150,813
Series 2018, Ref. RB	5.00%	09/01/2030	455	455,381
				13,978,981
Washington–1.63%
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	70	71,995
Series 2018 B, RB(d)	5.00%	01/01/2032	100	102,850
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	15	14,968
Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	3,850,099
Series 2022 B, Ref. RB(a)	5.00%	08/01/2038	3,000	3,206,918
Seattle (Port of), WA (SEATAC Fuel Facilities LLC); Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,560,909
Washington (State of);
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,135,529
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	1,500	1,690,441
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Convention Center Public Facilities District (Green Notes);
Series 2021 B, RB	5.00%	07/01/2031	$ 2,365	$ 2,522,045
Series 2021, RB	4.00%	07/01/2031	1,250	1,191,810
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(j)	4.96%	01/01/2025	3,350	3,351,760
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	513,274
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(f)	5.00%	05/15/2024	500	507,061
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,554,158
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,367,715
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2031	1,350	1,253,851
Series 2016 A, Ref. RB(d)	5.00%	07/01/2036	1,450	1,259,083
Washington (State of) Housing Finance Commission (Eliseo); Series 2021 B-2, Ref. RB(d)	2.13%	07/01/2027	2,750	2,466,066
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(f)	6.00%	07/01/2025	335	342,099
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	5.00%	07/01/2038	830	668,202
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(d)	5.00%	01/01/2034	745	638,385
Series 2019 A, RB(d)	5.00%	01/01/2039	2,895	2,317,980
				31,587,198
West Virginia–0.26%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	2,000	2,037,727
West Virginia (State of) Economic Development Authority; Series 2020, RB(a)(c)	5.00%	07/01/2025	1,000	1,001,011
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(d)	6.75%	02/01/2026	2,000	1,400,000
Series 2018, RB(a)(d)	8.75%	02/01/2036	640	512,000
				4,950,738
Wisconsin–2.06%
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,421,169
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,008,379
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,502,927
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,625,743
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System); Series 2019 B-2, Ref. RB	2.55%	11/01/2027	710	664,597
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,453,345
Series 2012, RB	5.00%	06/01/2026	1,000	1,000,591
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,461,912
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	989,118
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(d)	3.75%	06/01/2030	350	311,813
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	526,345
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(d)	5.00%	06/01/2025	1,000	989,920
Series 2016 A, RB(d)	4.63%	06/01/2036	125	110,987
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	844,693
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,141,636
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	384,410
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	500	448,212
Series 2022 A, RB(d)	6.13%	02/01/2039	485	434,766
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	$ 1,930	$ 1,750,485
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	4.38%	06/15/2029	1,555	1,490,011
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	3,250	1,998,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,062,972
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	440	439,665
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2043	500	428,060
Wisconsin (State of) Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,004,572
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(d)	4.13%	12/01/2024	2,900	2,814,002
WPPI Energy; Series 2014 A, Ref. RB	5.00%	07/01/2026	1,520	1,542,536
				39,851,616
Wyoming–0.08%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(f)	5.00%	01/01/2027	1,500	1,595,938
TOTAL INVESTMENTS IN SECURITIES(n)–99.78% (Cost $1,994,222,108)				1,933,287,287
FLOATING RATE NOTE OBLIGATIONS–(0.97)%
Notes with interest and fee rates ranging from 3.96% to 3.97% at 05/31/2023 and contractual maturities of collateral ranging from 12/01/2027 to 06/01/2032(o)				(18,775,000)
OTHER ASSETS LESS LIABILITIES–1.19%				23,030,902
NET ASSETS–100.00%				$1,937,543,189
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $146,071,246, which represented 7.54% of the Fund’s Net Assets.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $5,714,905, which represented less than 1% of the Fund’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Restricted security. The aggregate value of these securities at May 31, 2023 was $106,773, which represented less than 1% of the Fund’s Net Assets.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $28,700,721 are held by TOB Trusts and serve as collateral for the $18,775,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Intermediate Term Municipal Income Fund